CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,585	$ 46
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	563	549
Provision for loan losses	186	1,000
Gain on sale of securities available-for-sale		(4)
Gain on sale of mortgage loans	(56)	(39)
Loss (gain) on sale of premises and equipment	3	(1)
Loss (gain) on sale of other real estate owned	17	(58)
Loans originated for sale	(3,459)	(2,702)
Proceeds from sales of loans originated for sale	3,904	2,254
Adjustment of carrying value of other real estate owned	28	87
Amortization of bond premiums	93	117
Deferred tax benefit	423	10
Net change in:
Accrued interest receivable	169	70
Other assets	1,002	(777)
Accrued interest payable	(77)	12
Accrued expenses and other liabilities	24	160
Net Cash Provided by Operating Activities	4,393	706
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of securities available-for-sale	(1,481)
Proceeds from sale of investment securities available-for-sale		1,025
Proceeds from repayments and maturities of securities available-for-sale	2,977	2,533
Payments for the purchase of premises and equipment	(952)	(1,108)
Proceeds from sale of premises and equipment		1
Proceeds from sales of other real estate owned	65	118
Net Cash (Used in) Provided by Investing Activities	(18,481)	4,768
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in noninterest bearing deposits	35,580	6,624
Net Cash Provided by Financing Activities	52,942	8,048
Net increase in cash and cash equivalents	38,854	13,522
Cash and Cash Equivalents, Beginning of the Period	92,350	50,147
Cash and Cash Equivalents, End of the Period	131,204	63,669
Supplemental Disclosure of Cash Paid During the Period for:
Interest	883	1,441
Taxes
Supplemental Disclosure of Non-cash Transactions:
Other real estate acquired in settlement of foreclosed loans	$ 118	$ 252